Sparkline Intangible Value ETF
Schedule of Investments
August 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 5.2%
1,727	Boeing Co. (a)	$386,900
895	General Dynamics Corp.	202,843
875	L3Harris Technologies, Inc.	155,829
623	Lockheed Martin Corp.	279,322
566	Northrop Grumman Corp.	245,129
3,229	RTX Corp.	277,823
		1,547,846
Air Freight & Logistics - 1.0%
1,093	FedEx Corp.	285,295
Apparel Retail - 0.2%
5,448	Gap, Inc.	63,088
Apparel, Accessories & Luxury Goods - 0.2%
1,670	Tapestry, Inc.	55,644
Application Software - 6.3%
803	Adobe, Inc. (a)	449,150
1,787	DocuSign, Inc. (a)	89,886
4,270	Dropbox, Inc. - Class A (a)	118,663
846	New Relic, Inc. (a)	72,003
3,328	Nutanix, Inc. - Class A (a)	103,501
2,461	Salesforce, Inc. (a)	545,012
1,457	Splunk, Inc. (a)	176,676
855	Workday, Inc. - Class A (a)	209,048
1,825	Zoom Video Communications, Inc. - Class A (a)	129,630
		1,893,569
Asset Management & Custody Banks - 0.2%
4,087	Invesco Ltd. ADR (c)	65,065
Automobile Manufacturers - 1.6%
20,191	Ford Motor Co.	244,917
7,126	General Motors Co.	238,792
		483,709
Automotive Parts & Equipment - 0.3%
2,220	BorgWarner, Inc.	90,465
Automotive Retail - 0.2%
1,089	Carvana Co. (a)(b)	54,831
Biotechnology - 1.7%
689	Biogen, Inc. (a)	184,211
1,139	Exact Sciences Corp. (a)	95,300
3,066	Gilead Sciences, Inc.	234,488
		513,999
Broadline Retail - 5.6%
9,304	Amazon.com, Inc. (a)	1,284,044
3,907	eBay, Inc.	174,955
1,203	Etsy, Inc. (a)	88,505
1,721	Kohl's Corp.	45,847
4,057	Macy's, Inc.	49,617
2,729	Nordstrom, Inc.	44,264
		1,687,232
Building Products - 0.5%
2,653	Johnson Controls International PLC ADR (c)	156,686
Cable & Satellite - 2.2%
516	Charter Communications, Inc. - Class A (a)	226,070
7,819	Comcast Corp. - Class A	365,616
10,176	DISH Network Corp. - Class A (a)	61,056
		652,742
Communications Equipment - 3.5%
2,173	Ciena Corp. (a)	108,607
9,912	Cisco Systems, Inc.	568,452
693	F5, Inc. (a)	113,416
3,815	Juniper Networks, Inc.	111,093
573	Motorola Solutions, Inc.	162,486
		1,064,054
Computer & Electronics Retail - 0.4%
1,578	Best Buy Co., Inc.	120,638
Construction & Engineering - 0.4%
1,285	AECOM	112,759
Construction Machinery & Heavy Transportation Equipment - 0.7%
874	Cummins, Inc.	201,055
Consumer Finance - 1.8%
2,464	Ally Financial, Inc.	68,228
1,522	American Express Co.	240,461
2,150	Capital One Financial Corp.	220,139
		528,828
Consumer Staples Merchandise Retail - 0.8%
1,836	Target Corp.	232,346
Data Processing & Outsourced Services - 0.3%
2,023	Genpact Ltd. ADR (c)	75,519
Diversified Banks - 3.9%
6,986	Citigroup, Inc.	288,452
3,210	JPMorgan Chase & Co.	469,719
10,016	Wells Fargo & Co.	413,561
		1,171,732
Diversified Chemicals - 0.4%
1,841	Chemours Co.	62,631
2,038	Huntsman Corp.	56,799
		119,430
Electrical Components & Equipment - 0.1%
2,910	Sunrun, Inc. (a)	45,483
Electronic Components - 0.5%
4,714	Corning, Inc.	154,713
Electronic Equipment & Instruments - 0.8%
1,659	Trimble, Inc. (a)	90,897
553	Zebra Technologies Corp. - Class A (a)	152,081
		242,978
Electronic Manufacturing Services - 0.7%
2,995	Flex Ltd. ADR (a)(c)	82,632
1,147	Jabil, Inc.	131,240
		213,872
Health Care Distributors - 0.4%
1,496	Cardinal Health, Inc.	130,646
Health Care Equipment - 2.1%
2,843	Baxter International, Inc.	115,426
755	Becton Dickinson & Co.	210,985
3,894	Medtronic PLC ADR (c)	317,361
		643,772
Health Care Services - 1.0%
876	DaVita, Inc. (a)	89,720
495	Laboratory Corp. of America Holdings	103,010
735	Quest Diagnostics, Inc.	96,653
		289,383
Health Care Technology - 0.2%
2,751	Teladoc Health, Inc. (a)	62,283
Homefurnishing Retail - 0.2%
816	Wayfair, Inc. - Class A (a)	56,394
Hotels, Resorts & Cruise Lines - 0.6%
1,531	Expedia Group, Inc. (a)	165,945
Household Appliances - 0.3%
585	Whirlpool Corp.	81,877
Housewares & Specialties - 0.2%
4,654	Newell Brands, Inc.	49,239
Industrial Conglomerates - 2.8%
2,219	3M Co.	236,701
2,647	General Electric Co.	302,976
1,637	Honeywell International, Inc.	307,658
		847,335
Industrial Machinery & Supplies & Components - 0.3%
892	Stanley Black & Decker, Inc.	84,187
Integrated Telecommunication Services - 2.6%
26,096	AT&T, Inc.	385,960
11,021	Verizon Communications, Inc.	385,515
		771,475
Interactive Media & Services - 8.0%
4,629	Alphabet, Inc. - Class C (a)	635,792
4,637	Alphabet, Inc. - Class A (a)	631,419
3,284	Meta Platforms, Inc. - Class A (a)	971,702
14,319	Snap, Inc. - Class A (a)	148,202
		2,387,115
Internet Services & Infrastructure - 1.3%
1,282	Akamai Technologies, Inc. (a)	134,725
1,409	Okta, Inc. (a)	117,666
1,995	Twilio, Inc. - Class A (a)	127,101
		379,492
Investment Banking & Brokerage - 1.6%
671	Goldman Sachs Group, Inc.	219,893
3,078	Morgan Stanley	262,092
		481,985
IT Consulting & Other Services - 4.3%
1,480	Accenture PLC - Class A ADR (c)	479,180
941	Amdocs Ltd. ADR (c)	83,937
3,031	Cognizant Technology Solutions Corp. - Class A	217,050
4,128	DXC Technology Co.	85,615
2,869	International Business Machines Corp.	421,255
		1,287,037
Leisure Products - 0.6%
1,082	Hasbro, Inc.	77,904
5,048	Peloton Interactive, Inc. - Class A (a)	32,206
752	Polaris, Inc.	84,292
		194,402
Life & Health Insurance - 0.5%
1,477	Prudential Financial, Inc.	139,828
Life Sciences Tools & Services - 0.7%
692	IQVIA Holdings, Inc. (a)	154,060
1,557	Syneos Health, Inc. (a)	66,531
		220,591
Managed Health Care - 1.0%
2,249	Centene Corp. (a)	138,651
360	Humana, Inc.	166,187
		304,838
Movies & Entertainment - 0.4%
1,502	Roku, Inc. (a)	121,962
Passenger Airlines - 1.5%
1,349	Alaska Air Group, Inc. (a)	56,618
7,540	American Airlines Group, Inc.	111,064
3,463	Delta Air Lines, Inc.	148,493
2,735	United Airlines Holdings, Inc. (a)	136,230
		452,405
Passenger Ground Transportation - 1.0%
6,779	Lyft, Inc. - Class A (a)	79,857
4,843	Uber Technologies, Inc. (a)	228,735
		308,592
Pharmaceuticals - 4.5%
4,780	Bristol-Myers Squibb Co.	294,687
665	Jazz Pharmaceuticals PLC ADR (a)(c)	95,334
3,619	Merck & Co., Inc.	394,399
12,405	Pfizer, Inc.	438,889
11,674	Viatris, Inc.	125,496
		1,348,805
Property & Casualty Insurance - 0.5%
1,380	Allstate Corp.	148,778
Real Estate Services - 1.0%
1,384	CBRE Group, Inc. - Class A (a)	117,709
563	Jones Lang LaSalle, Inc.	97,286
1,726	Zillow Group, Inc. - Class C (a)	90,028
		305,023
Research & Consulting Services - 2.2%
1,154	Booz Allen Hamilton Holding Corp.	130,760
287	CACI International, Inc. - Class A (a)	94,139
1,061	Jacobs Solutions, Inc.	143,044
1,159	KBR, Inc.	71,302
1,315	Leidos Holdings, Inc.	128,226
1,170	TransUnion	95,027
		662,498
Semiconductors - 6.4%
2,779	Advanced Micro Devices, Inc. (a)	293,796
12,830	Intel Corp.	450,846
4,735	Micron Technology, Inc.	331,166
1,235	NXP Semiconductors N.V. ADR (c)	254,064
852	Qorvo, Inc. (a)	91,496
3,786	Qualcomm, Inc.	433,611
463	Silicon Laboratories, Inc. (a)	62,440
		1,917,419
Specialized Consumer Services - 0.2%
1,768	H&R Block, Inc.	70,685
Specialty Chemicals - 0.7%
1,899	DuPont de Nemours, Inc.	146,014
932	Eastman Chemical Co.	79,229
		225,243
Systems Software - 6.0%
4,724	Gen Digital, Inc.	95,661
1,149	Microsoft Corp.	376,596
5,567	Oracle Corp.	670,210
1,165	Palo Alto Networks, Inc. (a)	283,445
1,563	Teradata Corp. (a)	72,320
1,870	VMware, Inc. - Class A (a)	315,619
		1,813,851
Technology Distributors - 0.2%
499	Arrow Electronics, Inc. (a)	66,582
Technology Hardware, Storage & Peripherals - 3.7%
4,252	Dell Technologies, Inc. - Class C	239,132
10,027	Hewlett Packard Enterprise Co.	170,359
6,330	HP, Inc.	188,064
1,873	NetApp, Inc.	143,659
3,239	Pure Storage, Inc. - Class A (a)	118,515
1,424	Seagate Technology Holdings PLC ADR (c)	100,805
3,175	Western Digital Corp. (a)	142,875
		1,103,409
Tires & Rubber - 0.3%
5,838	Goodyear Tire & Rubber Co.	75,369
Transaction & Payment Processing Services - 1.7%
2,988	Block, Inc. (a)	172,258
4,593	PayPal Holdings, Inc. (a)	287,108
5,252	Western Union Co.	64,862
		524,228
Wireless Telecommunication Services - 1.0%
2,200	T-Mobile US, Inc. (a)	299,750
	TOTAL COMMON STOCKS (Cost $27,747,019)	29,856,001

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
75,979	First American Government Obligations Fund - Class X, 5.25% (d)	75,979
	TOTAL SHORT-TERM INVESTMENTS (Cost $75,979)	75,979

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
52,476	First American Government Obligations Fund - Class X, 5.25% (d)	52,476
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,476)	52,476

	TOTAL INVESTMENTS (Cost $27,875,474) - 100.0%	$29,984,456
	Other Liabilities in Excess of Assets - (0.0%) (e)	(13,407)
	TOTAL NET ASSETS - 100.0%	$29,971,049

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a market value of $52,062 as of August 31, 2023.
(c) Foreign issued security.
(d) Rate shown is the 7-day effective yield.
(e) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Sparkline Intangible Value ETF
Assets*
Common Stocks	$29,856,001	$-	$-	$29,856,001
Short Term Investments	75,979	-	-	75,979
Investments Purchased with Proceeds from Securities Lending	52,476	-	-	52,476
Total Investments in Securities	$29,984,456	$-	$-	$29,984,456

*For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.